Contingent liabilities and provisions	3 Months Ended
Jan. 31, 2023
Text block [abstract]
Contingent liabilities and provisions
Note 13.    Contingent liabilities and provisions
Legal proceedings and other contingencies
In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point
in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our interim consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
The provisions disclosed in Note 22 to the consolidated financial statements included in our 2022 Annual Report included all of CIBC’s accruals for legal matters as at that date, including amounts related to the significant legal proceedings described in that note and to other legal matters.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point
of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $0.5 billion as at January 31, 2023. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages. The matters underlying the estimated range as at January 31, 2023, consist of the significant legal matters disclosed in Note 22 to the consolidated financial statements included in our 2022 Annual Report as updated below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.
The following developments related to our significant legal proceedings occurred since the issuance of our 2022 annual consolidated financial statements:
•
Cerberus Capital Management L.P. v. CIBC:
The trial decision was released on December 1, 2022 finding CIBC liable. A damages hearing proceeded on December 19, 2022. In January 2023, the court set damages in the amount of US$491 million plus pre-judgment interest. Following the court’s decision, we recognized a provision of U
S$855 million ($1,169 million pre-tax or $844
million after-tax) in other non-interest expense, representing the award of damages and accrued pre-judgment interest thereon for the period ended January 31, 2023. On February 6, 2023, the court entered the final judgment in the amount of
US$856 million including pre-judgment interest as of February 6, 2023.
Post-judgment interest would have accrued on the amount of the final judgment. On February 17, 2023, CIBC and Cerberus entered into an agreement to fully settle this lawsuit for US$770 million. For additional information, see Note 16 to our interim consolidated financial statements.

•	Fresco v. Canadian Imperial Bank of Commerce: The settlement approval hearing in Ontario is scheduled for March 2023.
•	Mortgage prepayment class actions : The settlement approval hearing in Haroch was heard in February 2023. The court reserved its decision.
•
Order Execution Only class actions:
In January 2023, the court released its decision dismissing the motion for certification as a class action in
Frayce
. The plaintiffs are appealing the certification decision
.

•	Chalmers and Campbell v. CIBC: The motion for certification is scheduled for November 2023.
Other than the items described above, there are no significant developments in the matters identified in Note 22 to the consolidated financial statements included in our 2022 Annual Report, and no new significant legal proceedings have arisen since the issuance of our 2022 annual consolidated financial statements.